Notes on the Consolidated Balance Sheet (Details 7) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Balance Sheet [Abstract]
Liabilities from preferred shares	€ 0	€ 26,280
Liabilities from contingent consideration	0	1,295
Payroll liabilities	206	42
Other liabilities	6,309	0
- thereof non-current		26,280
- thereof current	6,515	1,337
Other financial liabilities	€ 6,515	€ 27,617